Financial assets at fair value through profit or loss - Movements (Details) - Financial assets measured at FVPL - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balance at the beginning	$ 9,906,000
Additions	20,000,000	$ 10,000,000
Redemption	(3,004,897)
Changes in fair value recognized in profit or loss	(9,363,495)	(94,000)
Balance at the end	$ 17,537,608	$ 9,906,000